Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 144,673	$ 140,292
Interest rate contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	922	1,188
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	130	177
Other contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	60	113
Derivatives
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,295)	(1,756)
Interest rate contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(440)	(518)
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,820)	(1,232)
Other contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	$ (35)	$ (6)